STERLING CAPITAL MID VALUE FUND | Class R Shares
Summary Sterling Capital Mid Value Fund
Investment Objective
The Fund seeks long-term growth of capital by investing the Fund’s assets primarily in equity securities of companies that are considered to be undervalued.
Fee Table
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	STERLING CAPITAL MID VALUE FUND Class R Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	none
Redemption Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	STERLING CAPITAL MID VALUE FUND Class R Shares
Management Fees	0.70%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses	0.26%
Total Annual Fund Operating Expenses	1.46%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
STERLING CAPITAL MID VALUE FUND Class R Shares	149	462	797	1,746

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 21.62% of the average value of its portfolio.
Strategy, Risks and Performance Principal Strategy
To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in the securities of middle capitalization companies. Middle capitalization companies are defined as companies with market capitalizations between $500 million and $22 billion at the time of purchase. Under normal market conditions, the Fund primarily invests in domestically traded U.S. common stocks, U.S. traded common stocks of foreign companies (including stocks of issuers located in emerging markets), and American Depositary Receipts (“ADRs”). The Fund may have exposure to emerging markets through its investments in ADRs.

In managing the Fund, the portfolio manager attempts to diversify across different economic sectors, selecting those stocks that he believes are undervalued. In choosing individual stocks, the portfolio manager utilizes both a quantitative and qualitative approach to examine the fundamental characteristics of a particular company. Quantitative analysis focuses on businesses with strong cash flow, high return on invested capital, and on attractive growth prospects. Qualitative characteristics the portfolio manager looks for include companies with a sustainable competitive advantage and a strong management team focused on creating shareholder value. The portfolio manager may consider selling a stock owned by the Fund when the stock price exceeds the portfolio manager’s estimate of fair value, key fundamentals change and progress cannot be demonstrated, to reduce the Fund’s position in a particular stock if the stock represents a disproportionately large position within the Fund’s portfolio, or more attractive investment alternatives are identified.
Principal Risks
All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Investment Style Risk: The possibility that the market segment on which this Fund focuses — mid cap value stocks — will underperform other kinds of investments or market averages. A value stock may decrease in price or may not increase in price as anticipated by the portfolio manager if other investors fail to recognize the company’s value or the factors that the portfolio manager believes will cause the stock price to increase do not occur.

Small Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company’s financial well-being may, for example, depend heavily on just a few products or services. In addition, small company stocks tend to trade less frequently than those of larger firms.

Middle Capitalization Company Risk: Investments in middle capitalization companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability.

Emerging Markets Risk: The risks associated with foreign investments (see “Foreign Investment Risk” above) are particularly pronounced in connection with investments in emerging markets.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.
Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class R Shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.
Class R Shares Annual Total Returns for years ended 12/31	[1]
[1]	Performance for Class R Shares for periods prior to inception on February 1, 2010 is based on the performance of the Institutional Shares of the Fund.

Best quarter: 23.69% 09/30/09 Worst quarter: –22.26% 12/31/08
Average Annual Total Returns as of December 31, 2012
Average Annual Total Returns STERLING CAPITAL MID VALUE FUND Class R Shares	1 Year	5 Years		10 Years		Since Inception		Inception Date
Return Before Taxes	11.53%	3.52%	[1]	9.22%	[1]	8.72%	[1]	Feb. 01, 2010
Return After Taxes on Distributions	11.36%	3.43%	[1]	7.97%	[1]	7.13%	[1]	Feb. 01, 2010
Return After Taxes on Distributions and Sale of Fund Shares	7.72%	3.01%	[1]	7.73%	[1]	6.96%	[1]	Feb. 01, 2010
Russell Midcap Value Index (reflects no deductions for fees, expenses, or taxes)	18.51%	3.79%	[1]	10.63%	[1]	10.31%	[1]	Jul. 31, 1996
[1]	Performance for Class R Shares for periods prior to inception on February 1, 2010 is based on the performance of the Institutional Shares of the Fund.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

[1]	Performance for Class R Shares for periods prior to inception on February 1, 2010 is based on the performance of the Institutional Shares of the Fund.